FI - Quantitative information about level 3 assets at fair value (Details 14)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Assets
Cash and Due from Banks	SFr 128,000,000	SFr 198,000,000
Interest-bearing deposits with banks	0	14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237,000,000	40,793,000,000
Securities received as collateral	2,222,000,000	2,978,000,000
Trading assets	21,727,000,000	65,955,000,000
Available-for-sale Securities, Debt Securities	4,000,000	796,000,000
Other investments	2,368,000,000	3,730,000,000
Loans	2,458,000,000	7,358,000,000
Other intangible assets (mortgage servicing rights), at fair value	305,000,000	403,000,000
Other assets	3,758,000,000	8,947,000,000
Recurring basis
Assets
Cash and Due from Banks	128,000,000	198,000,000
Interest-bearing deposits with banks		14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237,000,000	40,793,000,000
Securities received as collateral	2,222,000,000	2,978,000,000
Trading assets	21,727,000,000	65,955,000,000
Available-for-sale Securities, Debt Securities	4,000,000	796,000,000
Other investments	2,368,000,000	3,730,000,000
Loans	2,458,000,000	7,358,000,000
Loans - of which commercial and industrial	1,193,000,000	2,681,000,000
Loans - of which financial institutions	563,000,000	2,989,000,000
Loans - of which government and public institutions	586,000,000	1,366,000,000
Other intangible assets (mortgage servicing rights), at fair value	305,000,000	403,000,000
Other assets	3,758,000,000	8,947,000,000
Other assets - of which loans held-for-sale	3,162,000,000	7,813,000,000
Total assets at fair value	59,207,000,000	131,172,000,000
Recurring basis | Other equity investments
Assets
Other investments	1,817,000,000	3,070,000,000
Recurring basis | Life finance instruments
Assets
Other investments	439,000,000	587,000,000
Recurring basis | Debt securities
Assets
Trading assets	10,525,000,000	37,614,000,000
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	7,883,000,000	15,800,000,000
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	1,145,000,000	8,160,000,000
Recurring basis | Debt securities | RMBS
Assets
Trading assets	993,000,000	10,866,000,000
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets		1,354,000,000
Recurring basis | Equity securities
Assets
Trading assets	4,308,000,000	13,182,000,000
Recurring basis | Derivative instruments
Assets
Trading assets	5,090,000,000	11,143,000,000
Recurring basis | Other
Assets
Trading assets	1,804,000,000	4,016,000,000
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	2,508,000,000	3,828,000,000
Available-for-sale Securities, Debt Securities	0	0
Other investments	1,943,000,000	3,313,000,000
Loans	880,000,000	1,040,000,000
Loans - of which commercial and industrial	535,000,000	300,000,000
Loans - of which financial institutions	97,000,000	398,000,000
Loans - of which government and public institutions	133,000,000	254,000,000
Other intangible assets (mortgage servicing rights), at fair value	305,000,000	359,000,000
Other assets	1,845,000,000	773,000,000
Other assets - of which loans held-for-sale	1,712,000,000	648,000,000
Total assets at fair value	7,481,000,000	9,313,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	435,000,000	124,000,000
Loans - of which financial institutions	33,000,000	282,000,000
Loans - of which government and public institutions	126,000,000	158,000,000
Other assets - of which loans held-for-sale	SFr 229,000,000	SFr 258,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	19	280
Loans - of which financial institutions, measurement input	159	242
Loans - of which government and public institutions, measurement input	154	534
Other assets - of which loans held-for-sale, measurement input	315	299
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	444	2,596
Loans - of which financial institutions, measurement input	506	1,278
Loans - of which government and public institutions, measurement input	1,217	1,339
Other assets - of which loans held-for-sale, measurement input	380	594
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	41	756
Loans - of which financial institutions, measurement input	217	497
Loans - of which government and public institutions, measurement input	864	680
Other assets - of which loans held-for-sale, measurement input	316	368
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	65	55
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 90,000,000	SFr 153,000,000
Loans - of which financial institutions	62,000,000	115,000,000
Loans - of which government and public institutions	6,000,000	96,000,000
Other assets - of which loans held-for-sale	SFr 144,000,000	SFr 14,000,000
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	11	6
Loans - of which financial institutions, measurement input	23	22
Loans - of which government and public institutions, measurement input	56	35
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	97	100
Loans - of which financial institutions, measurement input	75	72
Loans - of which government and public institutions, measurement input	56	42
Other assets - of which loans held-for-sale, measurement input	91	79
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	58	53
Loans - of which financial institutions, measurement input	43	66
Loans - of which government and public institutions, measurement input	56	36
Other assets - of which loans held-for-sale, measurement input	85	59
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 11,000,000	SFr 22,000,000
Other assets - of which loans held-for-sale	SFr 1,314,000,000	SFr 363,000,000
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	76	74
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	76	74
Other assets - of which loans held-for-sale, measurement input	120	145
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	76	74
Other assets - of which loans held-for-sale, measurement input	70	78
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 1,493,000,000	SFr 2,725,000,000
Recurring basis | Level 3 | Other equity investments | Option model
Assets
Other investments	1,000,000
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	98
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	693
Recurring basis | Level 3 | Other equity investments | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	396
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments		46,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments		8
Recurring basis | Level 3 | Other equity investments | Price
Assets
Other investments	417,000,000	174,000,000
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0	1
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	9,271	15
Recurring basis | Level 3 | Other equity investments | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	1,050	13
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	1,065,000,000	2,443,000,000
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0	0
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	100	275
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	7	109
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	439,000,000	587,000,000
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	14	15
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	718,000,000	1,211,000,000
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	38,000,000	86,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	515,000,000	413,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 82,000,000	SFr 118,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	35	10
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	668	7,589
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	585	620
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input		101
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input		53
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member]
Assets
Trading assets	SFr 1,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	148
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	69
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	7
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	25
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	38
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	5
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	142
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 411,000,000	SFr 216,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		11,640
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		2,203
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	76	30
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	126	126
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	102	87
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 5,000,000	SFr 75,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		218
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		29
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	101	101
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	13	51
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 57,000,000	SFr 444,000,000
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	8	3
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	19	33
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	16	12
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets		SFr 216,000,000
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 100,000,000	222,000,000
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,179,000,000	1,661,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	47,000,000	671,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets		SFr 662,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input		25
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input		14
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input		19
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input		17
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		(1)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets		SFr 1,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		110
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		103
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	33,000,000	SFr 17,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	484,000,000	295,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Assets
Trading assets	SFr 356,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	69
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	5
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	142
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	37
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	7
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	25
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	16
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Assets
Trading assets	SFr 90,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets		130,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 499,000,000	SFr 548,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	12	13
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	75	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	141	139
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	100	99
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 511,000,000	SFr 734,000,000
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 11,000,000	SFr 25,000,000
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70	70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 372,000,000	SFr 458,000,000
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3	3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	12	13
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input		30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input		30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input		30
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 127,000,000	SFr 251,000,000
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	105	109
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	8	27
Nonrecurring basis
Assets
Other investments	SFr 1,206,000,000	SFr 365,000,000
Loans	13,000,000	15,000,000
Other assets	9,631,000,000	83,000,000
Total assets at fair value	10,850,000,000	463,000,000
Nonrecurring basis | Equity securities
Assets
Other investments	1,200,000,000	78,000,000
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments		287,000,000
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	8,917,000,000	71,000,000
Other assets - of which real estate held-for-sale		12,000,000
Nonrecurring basis | Level 3
Assets
Other investments	1,206,000,000	106,000,000
Loans	13,000,000	1,000,000
Other assets	8,903,000,000	44,000,000
Total assets at fair value	SFr 10,122,000,000	SFr 151,000,000
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	6
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	2,471
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	614
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	9
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	10
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	9
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input		0
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input		144
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input		55
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	82	90
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	8,988	90
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	84	90
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price per share, in actuals [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	0
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price per share, in actuals [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	98
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price per share, in actuals [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	93
Nonrecurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member]
Assets
Other investments	SFr 673,000,000
Nonrecurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member]
Assets
Other investments	71,000,000
Nonrecurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price in percent [Member]
Assets
Other investments	480,000,000
Nonrecurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price per share, in actuals [Member]
Assets
Other investments	6,966,000,000
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	1,200,000,000	SFr 78,000,000
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	1,062,000,000
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	8	8
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	10	18
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	8	15
Nonrecurring basis | Level 3 | Equity securities | Market comparable
Assets
Other investments	138,000,000
Nonrecurring basis | Level 3 | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1
Nonrecurring basis | Level 3 | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	2,095
Nonrecurring basis | Level 3 | Equity securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	138
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments		28,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments		13,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments		12
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments		16
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments		14
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable
Assets
Other investments		13,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments		3
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments		6,181
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments		1,310
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	SFr 8,189,000,000	32,000,000
Other assets - of which real estate held-for-sale		SFr 12,000,000